Nature of Operations and Summary of Significant Accounting Policies - Schedule of Fair Value Assumptions of Share-Based Payments (Details) - $ / shares	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Risk-free interest rate	23.00%	146.00%
Exercise Price	$ 3.75	$ 2.22		$ 0.40
Expected life of grants	2 years 9 months	5 years 7 months 21 days
Expected volatility of underlying stock	53.52%	32.39%
Dividends	0.00%	0.00%	0.00%	0.00%